Leases (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Depreciation of right-of-use assets	$ (448,570)	$ (409,935)	$ (362,015)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)	(266,008)	(250,530)	(191,967)
Aircraft and engine variable lease expenses	(196,082)	(135,155)	(103,845)
Short - term leases and leases of low - value assets	(10,451)	(4,865)	(7,925)
Total amount recognized in profit or loss	$ (921,111)	$ (800,485)	$ (665,752)